OTHER INCOME (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
OTHER INCOME
Other income	$ 1,682	10,435	7,360	6,497